TrimTabs ETF Trust

1345 Avenue of the Americas

New York, New York 10105

September 23, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	TrimTabs ETF Trust (the “Registrant”) (File Nos. 333-198603 and 811-22995)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended (the “1933 Act”), that:

1.	The form of Prospectus that would have been filed under paragraph (c) of Rule 497 of the 1933 Act with respect to the TrimTabs Float Shrink ETF would not have differed from the Prospectus contained in Post-Effective Amendment No. 6 to the Registrant’s Registration Statement under the 1933 Act on Form N-1A filed with the Securities and Exchange Commission on September 20, 2016 (the “Amendment”);

2.	The form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of the 1933 Act with respect to the TrimTabs Float Shrink ETF would not have differed from the Statement of Additional Information contained in the Amendment; and

3.	The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Jeffrey Lazar
Jeffrey Lazar
Principal Financial Officer